Financial Instruments (Schedule of Reconciliation Financial Instruments Carried at Fair Value) (Details) - Financial power swap [Member] - Level 3 [Member] € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	€ (61,537)
Unrealized under financing income and expenses	271
Realized under financing income and expenses	6,141
In other comprehensive income	46,253
Balance as at Ending	€ (8,872)